CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Details) - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance, value		$ (475,068)	$ (697,318)	$ (244,303)	$ (327,496)	$ (697,318)	$ (533,039)	$ (327,496)	$ (327,496)	$ (51,570)
Shareholders’ distribution		(11)	(129)				616			(7,322)
Stock compensation		740,000	3,380,000
Stock issuance for cash		140,000	340,000
Issuance of warrants	$ 361,724	361,724
Net Loss		(1,336,541)	(3,577,621)	(288,736)	83,193	(4,914,162)	(164,895)	(206,543)	(370,438)	(268,604)
Ending balance, value	(569,896)	(569,896)	(475,068)	(533,039)	(244,303)	(569,896)	(697,318)	(533,039)	(697,318)	(327,496)
Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance, value		$ 90,625	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000
Beginning balance, shares		9,062,500	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000
Shareholders’ distribution
Stock compensation		$ 3,700	$ 16,900
Stock compensation, shares		370,000	1,690,000
Stock issuance for cash		$ 525	$ 2,125
Stock issuance for cash, shares		52,500	212,500
Issuance of warrants
Net Loss
Ending balance, value	$ 94,850	$ 94,850	$ 90,625	$ 150,000	$ 150,000	$ 94,850	$ 150,000	$ 150,000	$ 150,000	$ 150,000
Ending balance, shares	9,485,000	9,485,000	9,062,500	15,000,000	15,000,000	9,485,000	15,000,000	15,000,000	15,000,000	15,000,000
Subscription Receivables [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance, value		$ (75,000)
Shareholders’ distribution
Stock compensation
Stock issuance for cash		50,000	(75,000)
Issuance of warrants
Net Loss
Ending balance, value	$ (25,000)	(25,000)	(75,000)			(25,000)
Additional Paid-in Capital [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance, value		3,791,673	(142,702)	(143,318)	(143,318)	(142,702)	(143,318)	(143,318)	(143,318)	(143,318)
Shareholders’ distribution							616
Stock compensation		736,300	3,363,100
Stock issuance for cash		89,475	412,875
Issuance of warrants		361,724
Net Loss
Ending balance, value	4,979,172	4,979,172	3,791,673	(143,318)	(143,318)	4,979,172	(142,702)	(143,318)	(142,702)	(143,318)
Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance, value		(4,282,366)	(704,616)	(250,985)	(334,178)	(704,616)	(539,721)	(334,178)	(334,178)	(58,252)
Shareholders’ distribution		(11)	(129)							(7,322)
Stock compensation
Stock issuance for cash
Issuance of warrants
Net Loss		(1,336,541)	(3,577,621)	(288,736)	83,193		(164,895)		(370,438)	(268,604)
Ending balance, value	(5,618,918)	(5,618,918)	(4,282,366)	$ (539,721)	$ (250,985)	(5,618,918)	$ (704,616)	$ (539,721)	$ (704,616)	$ (334,178)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance, value		(475,068)
Shareholders’ distribution		(11)
Stock compensation		740,000
Stock issuance for cash		140,000
Net Loss		(974,817)				(4,552,438)
Ending balance, value	(569,896)	(569,896)	(475,068)			(569,896)
Previously Reported [Member] | Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance, value		$ 90,625
Beginning balance, shares		9,062,500
Shareholders’ distribution
Stock compensation		$ 3,700
Stock compensation, shares		370,000
Stock issuance for cash		$ 525
Stock issuance for cash, shares		52,500
Net Loss
Ending balance, value	$ 94,850	$ 94,850	$ 90,625			$ 94,850
Ending balance, shares	9,485,000	9,485,000	9,062,500			9,485,000
Previously Reported [Member] | Subscription Receivables [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance, value		$ (75,000)
Shareholders’ distribution
Stock compensation
Stock issuance for cash		50,000
Net Loss
Ending balance, value	$ (25,000)	(25,000)	$ (75,000)			$ (25,000)
Previously Reported [Member] | Additional Paid-in Capital [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance, value		3,791,673
Shareholders’ distribution
Stock compensation		736,300
Stock issuance for cash		89,475
Net Loss
Ending balance, value	4,617,448	4,617,448	3,791,673			4,617,448
Previously Reported [Member] | Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance, value		(4,282,366)
Shareholders’ distribution		(11)
Stock compensation
Stock issuance for cash
Net Loss		(974,817)
Ending balance, value	$ (5,257,194)	$ (5,257,194)	$ (4,282,366)			$ (5,257,194)